Annual Fund Operating Expenses - Vanguard Windsor II Fund	Feb. 26, 2021
Investor Shares
Operating Expenses:
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.34%
Admiral Shares
Operating Expenses:
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%